Employee benefits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2005
IFRS Statement [Line Items]
Labour And Social Welfare	$ 1,695	$ 707	$ 1,489
Wages and salaries	126,976	88,149	80,617
Percentage Of Wages Contribution To Employee				6.00%
Post-employment benefit expense, defined contribution plans	20
Deposits from banks	4,065
Defined Contribution Plans [Member]
IFRS Statement [Line Items]
Other Foreign Subsidiaries Pension Expenses	617	497	434
Wages and salaries	$ 3,683	$ 3,330	$ 3,316